INCOME TAXES - Income Tax Recognized in Profit or Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Current income tax expense	$ 167	$ 175	$ 134
Origination and reversal of temporary differences	67	89	94
Change in tax rates or the imposition of new taxes	27	0	0
Deferred tax assets not recognized	8	8	6
Total income tax expense	269	272	234
Net income before income tax and non-controlling interests	37	842	815
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	70	267	257
Change in tax rates and new legislation	27	0	0
International operations subject to different tax rates	(3)	(3)	(12)
Taxable income attributable to non-controlling interests	(5)	(6)	(24)
Portion of gains subject to different tax rates	0	8	9
Deferred tax assets not recognized	8	8	6
Foreign exchange	17	0	0
Non-deductible dividends on exchangeable shares	18	0	0
Non-deductible remeasurement adjustments on exchangeable and class B shares	136	0	0
Permanent differences and other	1	(2)	(2)
Income tax expense recognized in profit or loss	$ 269	$ 272	$ 234